Summary of Significant Accounting Policies - Additional Information (Detail)						1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 02, 2017 USD ($)	Jul. 21, 2016	Jul. 19, 2016	Jun. 13, 2016 USD ($)	Jun. 06, 2016 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Segment	Sep. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Maximum period of investments with original maturities from date of acquisition to be cash equivalents								3 months
Reverse stock split ratio		0.0625
Number of business segments | Segment								1
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives								3 years
Reverse stock split ratio			0.1
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives								7 years
Reverse stock split ratio			0.05
Series C Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of notes available for general corporate purposes					$ 2,100,000
Senior Secured Convertible Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, principal face amount				$ 35,000,000		$ 34,351,000		$ 34,351,000	$ 11,437,000	$ 35,000,000
Senior Secured Convertible Notes [Member] | Series C Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, principal face amount										$ 35,000,000
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument, principal face amount				35,000,000	35,000,000
Cash proceeds from notes held				29,200,000		26,200,000		26,200,000
Proceeds from issuance of notes available for general corporate purposes	$ 3,000,000			3,000,000	3,000,000	3,000,000	$ 6,600,000
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member] | Series C Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of notes				32,200,000	$ 32,200,000
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member] | First Release Date on December 29, 2016 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash proceeds from notes held				3,000,000
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement [Member] | Subsequent Release Dates Beginning in February 2017 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash proceeds from notes held				$ 26,200,000		$ 26,200,000		$ 26,200,000